Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 14,908,985	₩ 13,344,925
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	897,129	1,164,697
Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	539,565	467,760
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,455,724	9,409,456
Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	4,680,064	2,001,004
Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	336,503	302,008
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,598,322	1,679,311
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	897,129	1,164,697
Level 1 | Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	539,565	467,760
Level 1 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	161,628	46,854
Level 1 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	4,978,984	2,845,155
Level 2 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	314,220	897,967
Level 2 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	4,431,080	1,834,930
Level 2 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	233,684	112,258
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,331,679	8,820,459
Level 3 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,141,504	8,511,489
Level 3 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	87,356	119,220
Level 3 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 102,819	₩ 189,750